SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) $ in Millions	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 58,020
Fair Value	59,163
Carrying Value	58,416
U.S. Treasury, government and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,739
Fair Value	10,336
Carrying Value	10,336
States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	432
Fair Value	493
Carrying Value	493
Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	365
Fair Value	378
Carrying Value	378
Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,437
Fair Value	3,617
Carrying Value	3,617
All Other Corporate Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	16,663
Fair Value	17,224
Carrying Value	17,224
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	487
Fair Value	522
Carrying Value	522
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	32,123
Fair Value	32,570
Carrying Value	32,570
Industrial, Miscellaneous, and All Others
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	113
Fair Value	113
Carrying Value	113
Mortgage loans on real estate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,765
Fair Value	9,608
Carrying Value	9,757
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,361
Fair Value	4,257
Carrying Value	3,361
Other Limited Partnership Interests And Equity Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,295
Fair Value	1,295
Carrying Value	1,295
Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,177
Fair Value	9,134
Carrying Value	9,134
Other Invested Assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,186
Fair Value	2,186
Carrying Value	$ 2,186